Investments - Schedule of Carrying Amounts and Fair Values of Available for Sale Securities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fixed maturity securities available for sale:
Cost Basis	$ 19.0	$ 18.8
Unrealized Gains	0.6	0.9
Unrealized Losses	(1.9)	(1.9)
Fair Value	17.7	17.8
Corporate debt securities
Fixed maturity securities available for sale:
Cost Basis	19.0	18.8
Unrealized Gains	0.6	0.9
Unrealized Losses	(1.9)	(1.9)
Fair Value	17.7	17.8
Carrying Value
Fixed maturity securities available for sale:
Fair Value	17.7	17.8
Carrying Value | Corporate debt securities
Fixed maturity securities available for sale:
Fair Value	$ 17.7	$ 17.8